SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	Plant and equipment are either recorded at cost and amortized using the straight-line method at rates varying from 5% to 30% annually
Right-of-use assets	$ 1,337
Weighted-average incremental borrowing rate	7.50%
Adoption of IFRS 16 [Member]
Significant Accounting Policies [Line Items]
Right-of-use assets		$ 1,835
Lease obligation		1,422
Adjustment of lease incentives		413
Adjustment of lease incentives, offset amount		$ 243
Weighted-average incremental borrowing rate		7.80%
Plant [Member]
Significant Accounting Policies [Line Items]
Right-of-use assets	$ 419
Plant [Member] | Adoption of IFRS 16 [Member]
Significant Accounting Policies [Line Items]
Right-of-use assets		$ 656